Share Capital - Summary of Granted Share Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD Options	Dec. 31, 2016 CAD Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year | Options	3,655,020
Share options, Granted	1,229,689	995,904
Share options, end of the year | Options	4,426,237	3,655,020
Officers and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year	3,655,020	2,980,601
Share options, Granted	1,229,689	995,904
Share options, Exercised	(376,160)	(254,156)
Share options, Forfeited	(82,312)	(67,329)
Share options, end of the year	4,426,237	3,655,020
Weighted Average Exercise Price, Share option, beginning of the year	CAD 28.33	CAD 26.17
Weighted Average Exercise Price, Share option, Granted	31.75	32.83
Weighted Average Exercise Price, Share option, Exercised	21.09	19.76
Weighted Average Exercise Price, Share option, Forfeited	31.57	31.45
Weighted Average Exercise Price, Share option, end of the year	CAD 29.84	CAD 28.33